Segment, Product and Geographic Information - Segment revenues from major product lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 887,282	$ 671,835	$ 723,605
Large-sized applications [Member]
Disclosure of operating segments [line items]
Revenue	240,789	237,276	260,540
Small And Medium Sized Applications [Member]
Disclosure of operating segments [line items]
Revenue	515,733	307,451	325,718
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	130,760	127,108	137,347
Driver IC [Member]
Disclosure of operating segments [line items]
Revenue	756,522	544,727	586,258
Driver IC [Member] | Large-sized applications [Member]
Disclosure of operating segments [line items]
Revenue	240,789	237,276	260,540
Driver IC [Member] | Small And Medium Sized Applications [Member]
Disclosure of operating segments [line items]
Revenue	515,733	307,451	325,718
Driver IC [Member] | Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	130,760	127,108	137,347
Non-driver products [Member] | Large-sized applications [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member] | Small And Medium Sized Applications [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member] | Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	$ 130,760	$ 127,108	$ 137,347